Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Contracted and authorized | $	$ 64,088,236		$ 67,315,108
RMB [Member]
Statement Line Items [Line Items]
Contracted and authorized | ¥		¥ 439,850,378		¥ 439,850,378